Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	31 Dec 2022	30 June 2022
	$'000	$'000

Current assets
Cash at bank	40,661	109,970